Segments And Nature Of The Business (Tables)	12 Months Ended
Dec. 31, 2011
Segments And Nature Of The Business [Abstract]
Schedule Of Segment Data For Continuing Operations

	For the Years Ended December 31,
	2011	2010	2009
Revenues by Type of Service
VITAS
Routine homecare	$718,658	$666,562	$615,408
Continuous care	158,466	153,050	141,272
General inpatient	110,742	105,588	97,356
Estimated BNAF	-	-	1,950
Medicare cap	(1,594)	610	(1,643)
Total segment	986,272	925,810	854,343
Roto-Rooter
Sewer and drain cleaning	138,932	135,704	136,503
Plumbing repair and maintenance	177,363	168,625	151,072
Independent contractors	26,711	22,943	21,620
HVAC repair and maintenance	3,410	4,183	4,031
Other products and services	23,282	23,280	22,667
Total segment	369,698	354,735	335,893
Total service revenues and sales	$1,355,970	$1,280,545	$1,190,236
Aftertax Segment Earnings/(Loss)
VITAS	$80,358	$79,796	$71,696
Roto-Rooter	34,879	31,678	33,040
Total	115,237	111,474	104,736
Corporate	(29,258)	(29,643)	(30,699)
Discontinued operations	-	-	(253)
Net income	$85,979	$81,831	$73,784
Interest Income
VITAS	$4,293	$4,852	$4,581
Roto-Rooter	2,176	2,661	2,587
Total	6,469	7,513	7,168
Corporate	91	175	83
Intercompany eliminations	(6,134)	(7,244)	(6,828)
Total interest income	$426	$444	$423
Interest Expense
VITAS	$229	$131	$374
Roto-Rooter	358	233	186
Total	587	364	560
Corporate	13,301	11,595	11,039
Total interest expense	$13,888	$11,959	$11,599
Income Tax Provision
VITAS	$48,835	$48,601	$43,637
Roto-Rooter	21,353	19,547	20,372
Total	70,188	68,148	64,009
Corporate	(15,611)	(16,148)	(17,426)
Total income tax provision	$54,577	$52,000	$46,583
	For the Years Ended December 31,
	2011	2010	2009
Identifiable Assets
VITAS	$504,677	$531,247	$476,621
Roto-Rooter	212,234	205,601	191,254
Total	716,911	736,848	667,875
Corporate	78,994	93,313	151,595
Total identifiable assets	$795,905	$830,161	$819,470
Additions to Long-Lived Assets
VITAS	$24,298	$17,492	$14,945
Roto-Rooter	9,426	18,035	8,067
Total	33,724	35,527	23,012
Corporate	72	18	448
Total additions to long-lived assets	$33,796	$35,545	$23,460
Depreciation and Amortization
VITAS	$18,480	$18,900	$17,973
Roto-Rooter	8,729	8,289	8,509
Total	27,209	27,189	26,482
Corporate	2,290	1,854	1,420
Total depreciation and amortization	$29,499	$29,043	$27,902